Schedule of increase/(decrease) profit or loss that all other variables remain constant (Details) - Currency risk [member]	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Strengthened [member]
IfrsStatementLineItems [Line Items]
- Weakened	$ 742	$ 969	$ 1,316	$ 254
Weekened [member]
IfrsStatementLineItems [Line Items]
- Weakened	$ (742)	$ (969)	$ (1,316)	$ (254)